CURRENT RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Current Receivables, Other Current Assets, And Deposits in FCA Group Cash Management Pools [Abstract]
Disclosure of current receivables, other current assets and deposits in FCA Group cash management pools

	At December 31,
	2020	2019
	(€ thousand)
Trade receivables	184,260	231,439
Receivables from financing activities	939,607	966,448
Current tax receivables	12,438	21,078
Other current assets	76,471	92,830
Total	1,212,776	1,311,795

Disclosure of trade receivables by nature	The following table sets forth a breakdown of trade receivables by nature:

	At December 31,
	2020	2019
	(€ thousand)
Trade receivables due from:
Dealers	62,301	74,589
FCA Group(*) companies	37,906	49,782
Sponsorship and commercial activities	31,917	46,375
Brand activities	21,886	24,937
Other	30,250	35,756
Total	184,260	231,439
______________________________
(*) FCA N.V., the parent company of the FCA Group, was renamed Stellantis N.V. in January 2021 following the merger of Peugeot S.A. with and into FCA N.V..

Disclosure of trade receivables by currency	The following table sets forth a breakdown of trade receivables by currency:

	At December 31,
	2020	2019
	(€ thousand)
Trade receivables denominated in:
Euro	111,191	127,226
U.S. Dollar	51,295	75,138
Pound Sterling	6,560	7,238
Chinese Yuan	1,398	2,101
Japanese Yen	8,921	11,018
Other	4,895	8,718
Total	184,260	231,439

Disclosure of changes in allowance for doubtful accounts	Changes in the allowance for doubtful accounts of trade receivables during the year were as follows:

	2020	2019
	(€ thousand)
At January 1,	27,171	24,346
Additional provisions	4,148	2,976
Utilization and other changes	(3,007)	(151)
At December 31,	28,312	27,171

Disclosure of receivables from financing activities	Receivables from financing activities relate entirely to the financial services portfolio in the United States and are detailed as follows:

	At December 31,
	2020	2019
	(€ thousand)
Client financing	925,878	950,842
Dealer financing	13,729	15,606
Total receivables from financing activities	939,607	966,448

Disclosure of changes in allowance for doubtful accounts from financing activities	Changes in the allowance for doubtful accounts of receivables from financing activities during the year are as follows:

	2020	2019
	(€ thousand)
At January 1,	7,480	6,457
Additional provisions	9,502	4,739
Utilization and other changes	(3,787)	(3,716)
At December 31,	13,195	7,480

Disclosure of other current assets	Other current assets are detailed as follows:

	At December 31,
	2020	2019
	(€ thousand)
Italian and foreign VAT credits	31,620	48,719
Prepayments	38,826	39,856
Other	6,025	4,255
Total other current assets	76,471	92,830

Disclosure of current receivables and other current assets by due date	The analysis of receivables and other current assets by due date (excluding prepayments) is as follows:

	At December 31, 2020
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	137,564	69	—	46,627	184,260
Receivables from financing activities	159,778	657,073	57,202	65,554	939,607
Client financing	156,154	646,968	57,202	65,554	925,878
Dealer financing	3,624	10,105	—	—	13,729
Current tax receivables	10,314	2,124	—	—	12,438
Other current assets	36,971	247	180	247	37,645
Total	344,627	659,513	57,382	112,428	1,173,950

	At December 31, 2019
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	184,613	48	—	46,778	231,439
Receivables from financing activities	165,164	683,096	58,740	59,448	966,448
Client financing	161,753	670,901	58,740	59,448	950,842
Dealer financing	3,411	12,195	—	—	15,606
Current tax receivables	20,397	681	—	—	21,078
Other current assets	52,449	346	179	—	52,974
Total	422,623	684,171	58,919	106,226	1,271,939